As filed with the Securities and Exchange Commission on March 7, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2018

Item 1. Reports to Stockholders.

Point Bridge GOP Stock Tracker ETF

Ticker: MAGA

Semi-Annual Report

December 31, 2018

Beginning on March 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

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POINT BRIDGE GOP STOCK TRACKER ETF

TABLE OF CONTENTS
As of December 31, 2018 (Unaudited)

You should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. Contact Point Bridge Capital at 817-529-4600 or visit www.investpolitically.com to obtain a prospectus or summary prospectus which contains this and other information about the Fund. The prospectus or summary prospectus should be read carefully before investing.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Foreside Fund Services, LLC, distributor.

POINT BRIDGE GOP STOCK TRACKER ETF

LETTER TO SHAREHOLDERS
As of December 31, 2018 (Unaudited)

Dear Point Bridge GOP Stock Tracker ETF Shareholders,

Thank you for your investment in the Point Bridge Capital GOP Stock Tracker ETF (“ETF” or MAGA”). The information presented in this report relates to the operations of MAGA for the six-month period between July 1, 2018, and December 31, 2018 (the “Period”).

The ETF seeks to track the price and yield performance, before fees and expenses, of the Point Bridge GOP Stock Tracker Index, an equal-weight custom index derived from holdings in the S&P 500 Index and developed by Point Bridge Capital, LLC (the “Index Provider”). This index strategy represents a portfolio of holdings from the S&P 500 Index that are highly supportive of Republican candidates for federal office, including President, Vice President, Congress, and other Republican Party-affiliated groups as determined by a rulesbased methodology. The methodology includes screening Federal Election Commission (FEC) electoral campaign contribution data from the two most recent election cycles. Companies that satisfy an initial screening are ranked on a proprietary screening process based primarily on the total net dollars and the net percentage of dollars given by a company’s employees and/or PAC(s) to Republican Candidates and Republican Committees versus Democratic Candidates and Committees.

For the six-month period ended December 31, 2018 the ETF returned -13.84% at its market price and -12.74% at the NAV. The sector that most positively contributed to the return during the Period was Utilities, contributing 0.55%, followed by Information Technology, contributing -0.02%. The sector that detracted the most to the return was Energy, reducing the return by 4.83%, followed by Financials, detracting 2.35%. The best-performing security in the ETF during the Period was O’Reilly Automotive Inc (ORLY), up 25.87%, followed by SCANA Corp (SCG), up 25.18%. The securities that were the biggest detractors during the Period were Newfield Exploration Co (NFX), returning -51.54%, followed by Devon Energy Corp (DVN), returning -48.47%.

We appreciate your investment in the Point Bridge Capital GOP Stock Tracker ETF.

Sincerely,

Hal Lambert
Chief Executive Officer, Point Bridge Capital
Adviser to the ETF

POINT BRIDGE GOP STOCK TRACKER ETF

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POINT BRIDGE GOP STOCK TRACKER ETF

PORTFOLIO ALLOCATION (as a % of net assets)
As of December 31, 2018 (Unaudited)

Sector
Basic Materials	6.2%
Communications	0.7%
Consumer, Cyclical	12.4%
Consumer, Non-cyclical	12.8%
Energy	14.9%
Financial	24.0%
Industrial	20.2%
Technology	0.7%
Utilities	7.9%
Short-Term Investments	0.1%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
As of December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.8%
Aerospace/Defense - 4.6%
General Dynamics Corporation	1,289	$202,644
Lockheed Martin Corporation	750	196,380
Northrop Grumman Corporation	820	200,818
Raytheon Company	1,275	195,521
The Boeing Company	680	219,300
TransDigm Group, Inc.	625	212,537
United Technologies Corporation	1,827	194,539
		1,421,739
Agriculture - 1.2%
Altria Group, Inc.	4,054	200,227
Philip Morris International, Inc.	2,626	175,312
		375,539
Airlines - 0.7%
American Airlines Group, Inc.	6,683	214,591

Auto Manufacturers - 0.7%
PACCAR, Inc.	3,828	218,732

Auto Parts & Equipment - 0.7%
The Goodyear Tire & Rubber Company	10,339	211,019

Banks - 10.9%
Bank of America Corporation	8,848	218,015
BB&T Corporation	4,745	205,553
Citigroup, Inc.	3,937	204,960
Comerica, Inc.	3,140	215,687
Fifth Third Bancorp	9,147	215,229
Huntington Bancshares, Inc.	17,799	212,164
JPMorgan Chase & Company	2,161	210,957
KeyCorp	14,317	211,605
Morgan Stanley	5,463	216,608
Regions Financial Corporation	16,081	215,164
SunTrust Banks, Inc.	4,151	209,376
The Goldman Sachs Group, Inc.	1,253	209,314
The PNC Financial Services Group. Inc.	1,828	213,712
U.S. Bancorp	4,443	203,045
Wells Fargo & Company	4,654	214,456
Zions Bancorporation	5,214	212,418
		3,388,263

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
As of December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.8% (Continued)
Beverages - 0.6%
Molson Coors Brewing Company - Class B	3,494	$196,223

Biotechnology - 0.7%
Celgene Corporation (a)	3,176	203,550

Building Materials - 1.3%
Johnson Controls International PLC	6,775	200,879
Masco Corporation	7,333	214,417
		415,296
Chemicals - 4.2%
CF Industries Holdings, Inc.	5,150	224,077
DowDuPont, Inc.	4,104	219,482
Eastman Chemical Company	3,029	221,450
FMC Corporation	2,806	207,532
PPG Industries, Inc.	2,163	221,123
The Sherwin-Williams Company	561	220,731
		1,314,395
Commercial Services - 2.0%
Cintas Corporation	1,276	214,355
Ecolab, Inc.	1,403	206,732
Equifax, Inc.	2,229	207,587
		628,674
Distribution/Wholesale - 2.1%
Copart, Inc. (a)	4,509	215,440
LKQ Corporation (a)	8,805	208,943
WW Grainger, Inc.	761	214,876
		639,259
Diversified Financial Services - 4.9%
Affiliated Managers Group, Inc.	2,268	220,994
CME Group, Inc.	1,155	217,279
Franklin Resources, Inc.	6,906	204,832
Intercontinental Exchange, Inc.	2,810	211,677
Invesco Ltd.	12,779	213,921
Raymond James Financial, Inc.	2,913	216,756
The Charles Schwab Corporation	5,259	218,406
		1,503,865
Electric - 7.2%
American Electric Power Company, Inc.	2,708	202,396
Dominion Energy, Inc.	2,817	201,303
Duke Energy Corporation	2,388	206,084

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
As of December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.8% (Continued)
Electric - 7.2% (Continued)
Evergy, Inc.	3,579	$203,180
Exelon Corporation	4,604	207,640
FirstEnergy Corporation	5,539	207,989
NextEra Energy, Inc.	1,196	207,889
Pinnacle West Capital Corporation	2,369	201,839
PPL Corporation	7,082	200,633
SCANA Corporation	4,250	203,065
The Southern Company	4,577	201,022
		2,243,040
Electrical Components & Equipment - 0.7%
Emerson Electric Company	3,584	214,144

Electronics - 1.4%
Honeywell International, Inc.	1,588	209,807
Waters Corporation (a)	1,147	216,381
		426,188
Engineering & Construction - 0.7%
Fluor Corporation	6,585	212,037

Food - 1.7%
Campbell Soup Company	5,532	182,500
Conagra Brands, Inc.	7,247	154,796
The J.M. Smucker Company	2,126	198,760
		536,056
Forest Products & Paper - 0.7%
International Paper Company	4,986	201,235

Gas - 0.6%
NiSource, Inc.	7,883	199,834

Hand/Machine Tools - 0.7%
Stanley Black & Decker, Inc.	1,830	219,124

Healthcare-Products - 3.5%
Abbott Laboratories	3,062	221,474
Boston Scientific Corporation (a)	6,052	213,878
ResMed, Inc.	1,919	218,517
The Cooper Companies, Inc.	867	220,651
Zimmer Biomet Holdings, Inc.	1,987	206,092
		1,080,612

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
As of December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.8% (Continued)
Home Builders - 0.7%
PulteGroup, Inc.	8,459	$219,849

Home Furnishings - 1.4%
Leggett & Platt, Inc.	5,990	214,682
Whirlpool Corporation	1,914	204,549
		419,231
Insurance - 4.9%
Aflac, Inc.	4,856	221,240
Arthur J Gallagher & Company	2,921	215,278
Berkshire Hathaway, Inc. - Class B (a)	1,084	221,331
Brighthouse Financial, Inc. (a)	6,784	206,776
Cincinnati Financial Corporation	2,729	211,279
MetLife, Inc.	5,570	228,704
The Travelers Companies, Inc.	1,797	215,191
		1,519,799
Iron/Steel - 0.6%
Nucor Corporation	3,842	199,054

Leisure Time - 0.7%
Harley-Davidson, Inc.	6,239	212,875

Machinery-Construction & Mining - 0.7%
Caterpillar, Inc.	1,710	217,290

Machinery-Diversified - 0.7%
Deere & Company	1,454	216,893

Mining - 0.7%
Freeport-McMoRan, Inc.	20,493	211,283

Miscellaneous Manufacturing - 4.1%
3M Company	1,104	210,356
Eaton Corporation PLC	3,070	210,786
General Electric Company	30,534	231,143
Illinois Tool Works, Inc.	1,654	209,545
Parker-Hannifin Corporation	1,434	213,867
Textron, Inc.	4,378	201,344
		1,277,041

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
As of December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.8% (Continued)
Oil & Gas - 10.9%
Anadarko Petroleum Corporation	4,251	$186,364
Apache Corporation	7,166	188,107
Chevron Corporation	1,904	207,136
Concho Resources, Inc. (a)	1,883	193,554
ConocoPhillips	3,356	209,247
Devon Energy Corporation	8,386	189,020
EOG Resources, Inc.	2,169	189,158
Exxon Mobil Corporation	2,867	195,501
Helmerich & Payne, Inc.	3,705	177,618
Hess Corporation	4,255	172,327
HollyFrontier Corporation	4,005	204,736
Marathon Oil Corporation	14,402	206,525
Marathon Petroleum Corporation	3,618	213,498
Newfield Exploration Company (a)	14,730	215,942
Occidental Petroleum Corporation	3,327	204,211
Phillips 66	2,494	214,858
Valero Energy Corporation	2,955	221,536
		3,389,338
Oil & Gas Services - 2.0%
Baker Hughes, a GE Company - Class A	10,098	217,107
Halliburton Company	7,469	198,526
TechnipFMC PLC	10,755	210,583
		626,216
Packaging & Containers - 0.6%
WestRock Company	4,883	184,382

Pharmaceuticals - 3.1%
Allergan PLC	1,461	195,277
AmerisourceBergen Corporation	2,744	204,153
Cardinal Health, Inc.	4,328	193,029
CVS Health Corp.	1	36
McKesson Corporation	1,857	205,143
Perrigo Company PLC	3,801	147,289
		944,927
Pipelines - 2.0%
Kinder Morgan, Inc.	13,397	206,046
ONEOK, Inc.	3,599	194,166
The Williams Companies, Inc.	9,237	203,676
		603,888

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
As of December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.8% (Continued)
Real Estate - 3.3%
Duke Realty Corporation (b)	7,720	$199,948
Extra Space Storage, Inc. (b)	2,226	201,408
Mid-America Apartment Communities, Inc. (b)	2,137	204,511
Regency Centers Corporation (b)	3,523	206,730
The Macerich Company (b)	4,534	196,231
		1,008,828
Retail - 5.5%
AutoZone, Inc. (a)	249	208,747
Dollar Tree, Inc. (a)	2,523	227,877
L Brands, Inc.	7,027	180,383
Lowe’s Companies, Inc.	2,320	214,275
O’Reilly Automotive, Inc. (a)	623	214,517
The Home Depot, Inc.	1,257	215,978
Wal-Mart Stores, Inc.	2,359	219,741
Yum! Brands, Inc.	2,363	217,207
		1,698,725
Shipbuilding - 0.7%
Huntington Ingalls Industries, Inc.	1,092	207,818

Software - 0.7%
Fidelity National Information Services, Inc.	2,072	212,484

Telecommunications - 0.7%
AT&T, Inc.	7,169	204,603

Transportation - 4.0%
CSX Corporation	3,325	206,582
FedEx Corporation	1,176	189,724
Kansas City Southern	2,240	213,808
Norfolk Southern Corporation	1,436	214,740
Union Pacific Corporation	1,520	210,110
United Parcel Service, Inc. - Class B	2,195	214,078
		1,249,042
TOTAL COMMON STOCKS (Cost $35,219,147)		30,886,981

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
As of December 31, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Morgan Stanley Institutional Liquidity Funds
Government Portfolio - Institutional Class, 2.28% (c)	42,529	$42,529
TOTAL SHORT-TERM INVESTMENTS (Cost $42,529)		42,529

TOTAL INVESTMENTS - 99.9% (Cost $35,261,676)		30,929,510
Other Assets in Excess of Liabilities - 0.1%		37,181
NET ASSETS - 100.0%		$30,966,691

PLC - Public Liability Company
(a) Non-income producing security.
(b) Real Estate Investment Trust (“REIT”).
(c) Annualized seven-day yield as of December 31, 2018.

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

STATEMENT OF ASSETS & LIABILITIES
December 31, 2018 (Unaudited)

ASSETS
Investments in Securities, at Value*	$30,929,510
Interest and Dividends Receivable	57,142
Total Assets	30,986,652

LIABILITIES
Management Fees Payable	19,961
Total Liabilities	19,961
NET ASSETS	$30,966,691

NET ASSETS CONSIST OF:
Paid-in Capital	$35,603,371
Total Distributable Earnings / (Accumulated Deficit)	(4,636,680)
Net Assets	$30,966,691

* Identified Cost:
Investments in Securities	$35,261,676

Net Asset Value (unlimited shares authorized):
Net Assets	$30,966,691
Shares Outstanding (No Par Value)	1,325,000
Net Asset Value, Offering and Redemption Price per Share	$23.37

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

STATEMENT OF OPERATIONS
Period Ended December 31, 2018 (Unaudited)

INVESTMENT INCOME:
Dividends	$512,896
Interest	577
Total Investment Income	513,473

EXPENSES:
Management Fees	134,532
Total Expenses	134,532
Net Investment Income (Loss)	378,941

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	(158,739)
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in Securities	(4,854,580)
Net Realized and Unrealized Gain (Loss) on Investments	(5,013,319)
NET INCREASE (DECREASE) IN NET ASSETS	$(4,634,378)
RESULTING FROM OPERATIONS

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

STATEMENT OF CHANGES IN NET ASSETS

	Period Ended
	December 31, 2018	Period Ended
	(Unaudited)	June 30, 2018 (a)
OPERATIONS
Net Investment Income (Loss)	$378,941	$422,709
Net Realized Gain (Loss) on Investments	(158,739)	993,138
Change in Unrealized Appreciation (Depreciation) of Investments	(4,854,580)	522,414
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,634,378)	1,938,261

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(659,769)	(147,731	)(b)
Total Distributions to Shareholders	(659,769)	(147,731)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	42,731,930
Payments for Shares Redeemed	(2,717,390)	(5,544,232)
Net Increase (Decrease) in Net Assets Derived from
Capital Share Transactions (c)	(2,717,390)	37,187,698
Net Increase (Decrease) in Net Assets	$(8,011,537)	$38,978,228

NET ASSETS
Beginning of Period	$38,978,228	$—
End of Period	$30,966,691	$38,978,228	(d)

(a) Fund inception date of September 6, 2017.  The information presented is for the period from September 6, 2017 to June 30, 2018.
(b) Includes Net Investment Income of $139,266 and Net Realized Gains Distributions of $8,465.
(c) Summary of capital share transactions is as follows:

	Shares	Shares
Shares Sold	—	1,625,000
Shares Redeemed	(100,000)	(200,000)
Net Increase (Decrease)	(100,000)	1,425,000

(d) Includes Undistributed Net Investment Income of $274,978.

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	December 31, 2018		Period Ended
	(Unaudited)		June 30, 2018 (a)
Net Asset Value, Beginning of Period	$27.35		$25.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (b)	0.28		0.34
Net Realized and Unrealized Gain (Loss) on Investments	(3.76)		2.13
Total from Investment Operations	(3.48)		2.47

Less Distributions:
From Net Investment Income	(0.50)		(0.11)
From Net Realized Gains	—		(0.01)
Total Distributions	(0.50)		(0.12)
Net Asset Value, End of Period	$23.37		$27.35
Total Return (c)	-12.74%		9.88%

Supplemental Data:
Net Assets at End of Period (000’s)	$30,967		$38,978

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.72	%(d)	0.72	%(d)
Net Investment Income (Loss) to Average Net Assets	2.04	%(d)	1.50	%(d)
Portfolio Turnover Rate (e)	12.00	%(c)	14.00	%(c)

(a) The Fund commenced operations on September 6, 2017.
(b) Calculated based on average shares outstanding during the period.
(c) Not annualized.
(d) Annualized.
(e) Excludes impact of in-kind transactions.

 The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2018 (Unaudited)

NOTE 1. ORGANIZATION
Point Bridge GOP Stock Tracker ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek to track the performance, before fees and expenses, of the Point Bridge GOP Stock Tracker Index (the “Index”). The Fund commenced operations on September 6, 2017.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018 (Unaudited)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$30,886,981	$—	$—	$30,886,981
Short-Term Investments	42,529	—	—	42,529
Total Investments in Securities	$30,929,510	$—	$—	$30,929,510
^ See Schedule of Investments for breakout of investments by industry.

For the period ended December 31, 2018, there were no transfers into or out of Level 3.

B. Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on certain positions as income tax expenses in the Statement of Operations. During the most recent completed period end, the Fund did not incur any interest or penalties.

C. Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis

Distributions received from a Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018 (Unaudited)

D. Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid at least on an annual basis. Distributions are recorded on the ex-dividend date.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G. Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassification have no effect on net assets or NAV per share. These timing differences are primarily due to differing book and tax treatments for in-kind transactions. For the period ended June 30, 2018, the following table shows the reclassifications made:

Undistributed
Net Investment	Accumulated Net
Income (Loss)	Realized Gain (Loss)	Paid-In Capital
($8,465)	($1,124,598)	$1,133,063

During the period ended June 30, 2018, the Fund realized $1,135,572 of net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

H. Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to December 31, 2018, that materially impacted the amounts or disclosures in the Fund’s financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018 (Unaudited)

J. New Accounting Pronouncements. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the ASU 2018-13 and has decided to adopt the disclosure framework.

NOTE 3. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Point Bridge Capital, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, in exchange for a unified management fee from the Fund, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. For services provided to the Fund, the Fund pays the Adviser 0.72% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the board; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Foreside Fund Services, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2018 (Unaudited)

NOTE 4. PURCHASES AND SALES OF SECURITIES
During the period ended December 31, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $4,591,568 and $4,518,040, respectively

During the period ended December 31, 2018, there were no in-kind transactions associated with creations and $2,693,505 in-kind transactions associated with redemptions.

During the period ended December 31, 2018, there were no purchases or sales of U.S. Government securities.

NOTE 5. INCOME TAX INFORMATION
The components of distributable earnings and tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of June 30, 2018, were as follows:

Tax cost of investments	$38,532,795
Gross tax unrealized appreciation	$2,779,197
Gross tax unrealized depreciation	($2,356,148)
Net tax unrealized appreciation	$423,049
Undistributed ordinary income	$274,978
Total distributable earnings	$—
Other accumulated (loss)	($40,560)
Total accumulated gain (loss)	$657,467

The difference between book and tax-basis cost is primarily attributable to partnership basis adjustments and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and certain ordinary losses realized after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

At June 30, 2018, the Fund deferred, on a tax basis, post-October or late-year ordinary losses of:

Post October Loss Deferral
$—

At June 30, 2018, the Fund had the following capital loss carryforwards:

Short-Term	Long-Term	Expires
$40,560	$—	Indefinite

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
As of December 31, 2018 (Unaudited)

The tax character of distributions paid by the Fund during the period ended June 30, 2018, were as follows:

Ordinary Income	Capital Gains
$147,731	$—

The tax character of distributions paid by the Fund during the period ended December 31, 2018, were as follows:

Ordinary Income	Capital Gains
$659,769	$—

NOTE 6. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”) Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the fund’s custodian has determined to waive some or all costs associated with the order, or another party, such as the adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Shares Transactions section of the Statement of Changes in Net Assets. There were no variable fees charged for the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the fund have equal rights and privileges.

POINT BRIDGE GOP STOCK TRACKER ETF

EXPENSE EXAMPLE
For the Six-Months Ended December 31, 2018 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXAMPLE
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During the	Expense
	July 01, 2018	December 31, 2018	Period (a)	Ratio
Actual	$1,000.00	$872.60	$3.40	0.72%
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%

(a) The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 184/365, (to reflect the one-half period).

POINT BRIDGE GOP STOCK TRACKER ETF

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the period ended June 30, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended June 30, 2018 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) was 5.73%.

INFORMATION ABOUT PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthemore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.investpolitically.com daily.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.investpolitically.com

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE TRUSTEES (Unaudited)

SAI includes additional information about the Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.investpolitically.com

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its daily net asset value (NAV) is available, without charge, on the Fund’s website at www.investpolitically.com

POINT BRIDGE GOP STOCK TRACKER ETF

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Advisor
Point Bridge Capital, LLC
300 Throckmorton Street, Suite 1550
Fort Worth, Texas 76102

Sub-Advisor
Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, Georgia 30076

Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC 615
East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street,
Suite 830 Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

Point Bridge GOP Stock Tracker ETF
 Symbol - MAGA
CUSIP - 26922A628

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and acting principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*      /s/ Kristina Nelson
    Kristina R. Nelson, President (principal executive officer)

Date          2/27/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Kristina Nelson
    Kristina R. Nelson, President (principal executive officer)

Date          2/27/19

By (Signature and Title)*      /s/ Kristen Weitzel
    Kristen M. Weitzel, Treasurer (principal financial officer)

Date          2/27/19

* Print the name and title of each signing officer under his or her signature.